Key management compensation and related party transactions	12 Months Ended
Oct. 31, 2023
Disclosure of transactions between related parties [abstract]
Key management compensation and related party transactions [Text Block]

18. Key management compensation and related party transactions

The Company reports the following related party transactions:

(a) Key management compensation

Key management personnel are persons responsible for planning, directing and controlling activities of the Company, including officers and directors. Compensation paid or payable to these individuals (or companies controlled by such individuals) is summarized as follows:

	2023	2022	2021
Professional, other fees, and salaries	$214,914	$133,517	$107,201
Stock-based compensation	82,946	-	227,500
	$297,860	$133,517	$334,701

During the year ended October 31, 2023, key management were awarded 1,340,000 options as part of the total 3,000,000 issued (October 31, 2022 - nil). During the year ended October 31, 2021, the Company awarded 5,000,000 stock options to key management as part of the total 9,500,000 stock options issued.

(b) Trade payables and other liabilities

In 2021, the Company reversed certain amounts totalling $422,982 due to the payables being statute barred. These balances carried forward from prior years and the Company derecognized these balances during the year ended October 31, 2021.

Included in accounts payable at October 31, 2023 is $nil payable to a corporation controlled by an officer of the Company (2022 - $5,650 CAD (USD - $4,139)). In addition, at October 31, 2023, accounts payable includes $2,173 payable to a director (2022 - $nil).